SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Cost		$ 639	$ 608
Accumulated Depreciation		493	387
Net book value	$ 132	146	221
Research Equipment and Software [Member]
Property, Plant and Equipment [Line Items]
Cost		177	143
Accumulated Depreciation		109	63
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost		229	229
Accumulated Depreciation		181	135
Furniture and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost		233	236
Accumulated Depreciation		$ 203	$ 189